Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 6, 2015 to

PROSPECTUS DATED May 1, 2015

MODERATE STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Moderate Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 34% to equity, 59% to fixed income and 7% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

BALANCED STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 55% to equity, 35% to fixed income and 10% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed income Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

GROWTH STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 71% to equity, 16% to fixed income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 79% to equity, 8% to fixed income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be an “equity growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 6, 2015 to

PROSPECTUS DATED May 1, 2015

MODERATE STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Moderate Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 34% to equity, 59% to fixed income and 7% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 6, 2015 to

PROSPECTUS DATED May 1, 2015

BALANCED STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 55% to equity, 35% to fixed income and 10% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed income Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 6, 2015 to

PROSPECTUS DATED May 1, 2015

GROWTH STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 71% to equity, 16% to fixed income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated July 6, 2015 to

PROSPECTUS DATED May 1, 2015

EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY

The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 79% to equity, 8% to fixed income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be an “equity growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy or being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk